STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income(loss) [Member]	Total
Balance at Dec. 31, 2008	$ 125	$ 186,998	$ (25,057)	$ (912)	$ (77,294)	$ 228		$ 84,088
Issuance of shares upon exercise of options and employee stock purchase plan	0	90	0	0	0	0		90
Stock compensation related to options granted to employees	0	1,991	0	0	0	0		1,991
Comprehensive loss, net:
Unrealized profit (loss) on foreign currency cash flow hedges	0	0	0	1,010		0	1,010	1,010
Net income (loss)	0	0	0	0	(2,822)	(472)	(3,294)	(3,294)
Total comprehensive income (loss), net							(2,284)
Balance at Dec. 31, 2009	125	189,079	(25,057)	98	(80,116)	(244)		83,885
Issuance of shares upon exercise of options and employee stock purchase plan	3	2,553	0	0	0	0		2,556
Stock compensation related to options granted to employees	0	1,370	0	0	0	0		1,370
Acquisition of NSC non-controlling interest	0	(1,725)	0	0	0	355		(1,370)
Comprehensive loss, net:
Unrealized profit (loss) on foreign currency cash flow hedges	0	0	0	724	0	0	724	724
Net income (loss)	0	0	0	0	12,126	(111)	12,015	12,015
Total comprehensive income (loss), net							12,739
Balance at Dec. 31, 2010	128	191,277	(25,057)	822	(67,990)	0		99,180
Purchase of treasury stock	(11)	0	(3,998)	0	0	0		(4,009)
Issuance of shares upon exercise of options and employee stock purchase plan	2	1,703	0	0	0	0		1,705
Stock compensation related to options granted to employees	0	3,041	0	0	0	0		3,041
Comprehensive loss, net:
Unrealized profit (loss) on foreign currency cash flow hedges	0	0	0	(1,062)	0	0	(1,062)	(1,062)
Net income (loss)	0	0	0	0	7,164	0	7,164	7,164
Total comprehensive income (loss), net							6,102
Balance at Dec. 31, 2011	$ 119	$ 196,021	$ (29,055)	$ (240)	$ (60,826)	$ 0		$ 106,019